Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest rate-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	256,544	252,392
Interest rate-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	70,503	58,119
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	148,112	168,837
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	37,929	25,436
Interest rate-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,000	5,765
Interest rate-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	5,000
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments		2,301
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments		3,464
Interest rate-related contracts | Hedge of floating rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	4,582	5,000
Interest rate-related contracts | Hedge of floating rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	1,155
Interest rate-related contracts | Hedge of floating rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	1,194	5,000
Interest rate-related contracts | Hedge of floating rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	2,233
Currency-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	18,450	19,300
Currency-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	452	152
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	11,936	13,371
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	6,062	5,777
Currency-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	16,811	16,936
Currency-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	8,199	2,583
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	7,966	12,908
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts of hedging instruments	646	1,445